SUPPLEMENT DATED MARCH 12, 2012

ENHANCED MULTI-STRATEGY INCOME MANAGED ACCOUNTS PORTFOLIO

To the Prospectus dated November 30, 2011

MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

To the Prospectus dated November 30, 2011

Effective March 31, 2012, the fourth sentence of the section “How We Manage Your Money—More About Our Investment Strategies—Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MAPSP-0312P

SUPPLEMENT DATED MARCH 12, 2012

ENHANCED MULTI-STRATEGY INCOME MANAGED ACCOUNTS PORTFOLIO

To the Statement of Additional Information dated November 30, 2011

MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

To the Statement of Additional Information dated November 30, 2011

Effective March 31, 2012, the third sentence of the section “Disclosure of Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the Funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MAPSAI-0312P